Income Taxes - Disclosure of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Percent
Company's statutory tax rate	26.50%	26.50%
Non-deductible share-based compensation expense	(3.40%)	24.60%
Other non-deductible and tax exempt items	(0.20%)	(39.20%)
Change in unrecognized deferred tax assets	(23.50%)	21.20%
Impairment of goodwill	(23.40%)	32.70%
ifrs-full_TaxEffectOfTaxLossOnSaleOfSubsidiaries	$ (7,976)	$ 0
ifrs-full_TaxRateEffectOfTaxLossOnSaleOfSubsidiaries	21.20%	0.00%
Other	(0.50%)	2.40%
Effective income tax rate	(3.20%)	68.20%
Amount
(Loss) earnings before income taxes	$ (37,562)	$ 4,070
Company's statutory tax rate	(9,954)	1,079
Non-deductible share-based compensation expense	1,295	1,000
Other non-deductible and tax exempt items	58	(1,595)
Change in unrecognized deferred tax assets	8,820	863
Impairment of goodwill	8,791	1,332
Other	181	96
Effective income tax rate	$ 1,215	$ 2,775